Transactions with Related Parties - Additional Information Vivid, Basset (Details)			12 Months Ended				28 Months Ended	12 Months Ended				28 Months Ended	12 Months Ended			28 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Global Services Agreement with Cardiff [Member]	Dec. 31, 2012 Global Services Agreement with Cardiff [Member] USD ($)	Dec. 31, 2011 Global Services Agreement with Cardiff [Member] USD ($)	Dec. 31, 2012 Chairman, President and Chief Executive Officer USD ($)	Dec. 31, 2012 Chairman, President and Chief Executive Officer USD ($)	Dec. 31, 2013 Vivid [Member]	Dec. 31, 2012 Vivid [Member] USD ($)	Dec. 31, 2011 Vivid [Member] USD ($)	Dec. 31, 2010 Vivid [Member] USD ($)	Dec. 31, 2012 Vivid [Member] USD ($)	Dec. 31, 2012 Cardiff Tankers [Member]	Dec. 31, 2012 Basset Consultancy Agreement Effective 1 June 2012 [Member] USD ($)	Dec. 31, 2012 Basset Consultancy Agreement Effective 1 June 2012 [Member] EUR (€)	Dec. 31, 2012 Ocean Rig [Member]
Commissions in connection with employment arrangements			1.00%	1.00%
Payments for Commissions				$ 6,193,000	$ 2,357,000
Percentage Of Shareholder						14.40%										2.38%
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer							2,185,000
Chartering commission													1.25%
Officers' Compensation														2,491,000
Sign on bonus														1,800,000	1,500,000
Commision in connection to financing related services								0.20%				0.20%
Common shares																2,869,428
Offering price						$ 17.5	$ 17.5
Professional and Contract Services Expense									14,201,000	5,958,000	1,700,000			1,200,000	900,000
Due to related parties current	$ 4,750,000	$ 7,518,000							$ 1,707,000	$ 0		$ 1,707,000